Employee benefits - Fair value of plan assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure of fair value of plan assets [line items]
Quoted equities	$ 205,130	$ 196,611
Quoted bonds	139,584	102,658
Cash	5,642	143,377
Other	261,755	199,323
Plan assets	612,111	641,969
U.K.
Disclosure of fair value of plan assets [line items]
Quoted equities	205,130	196,611
Quoted bonds	139,584	102,658
Cash	5,566	143,312
Other	185,946	129,328
Plan assets	536,226	571,909
Germany
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Cash	0	0
Other	11,747	11,028
Plan assets	11,747	11,028
Other
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Cash	76	65
Other	64,062	58,967
Plan assets	$ 64,138	$ 59,032